Fair Value of Financial Instruments	6 Months Ended
Jun. 30, 2017
Fair Value Disclosures [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
NOTE 7: FAIR VALUE OF FINANCIAL INSTRUMENTS
Fair Value of Financial Instruments
The following methods and assumptions were used to estimate the fair value of each class of financial instrument:
Cash and cash equivalents: The carrying amounts reported in the consolidated balance sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.
Term Loan B facility: The fair value of the Company's debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities, as well as taking into account our creditworthiness.
Due from related parties, current: The carrying amount of due from related parties, current reported in the balance sheet approximates its fair value due to the short-term nature of these receivables.
Due from related parties, non-current: The carrying amount of due from related parties, non-current reported in the balance sheet approximates its fair value.
The fair value hierarchy is explained as follows:
Level I: Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets that we have the ability to access. Valuation of these items does not entail a significant amount of judgment.
Level II: Inputs other than quoted prices included in Level I that are observable for the asset or liability through corroboration with market data at the measurement date.
Level III: Inputs that are unobservable. The Company did not use any Level 3 inputs as of June 30, 2017 or December 31, 2016.

	June 30, 2017		December 31, 2016
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$35,777	$35,777	$52,791	$52,791
Restricted cash	$10,000	$10,000	$—	$—
Long-term debt	$198,044	$200,649	$198,583	$198,139
Due from related parties, current	$8,804	$8,804	$4,864	$4,864
Due from related parties, non-current	$2,565	$2,565	$—	$—
Fair Value Measurements
The estimated fair value of our financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows:
Level I: Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets that we have the ability to access. Valuation of these items does not entail a significant amount of judgment.
Level II: Inputs other than quoted prices included in Level I that are observable for the asset or liability through corroboration with market data at the measurement date.
Level III: Inputs that are unobservable. The Company did not use any Level 3 inputs as of June 30, 2017 or December 31, 2016.

Fair Value Measurements at June 30, 2017 Using
	Total	Level I	Level II	Level III
Cash and cash equivalents	$35,777	$35,777	$—	$—
Restricted cash	$10,000	$10,000	$—	$—
Long-term debt	$200,649	$—	$200,649	$—
Due from related parties, current	$8,804	$8,804	$—	$—
Due from related parties, non-current	$2,565	$—	$2,565	$—

Fair Value Measurements at December 31, 2016 Using
	Total	Level I	Level II	Level III
Cash and cash equivalents	$52,791	$52,791	$—	$—
Long-term debt	$198,139	$—	$198,139	$—
Due from related parties, current	$4,864	$4,864	$—	$—
Due from related parties, non-current	$—	$—	$—	$—